Acquisitions (Details 2) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Front Door [Member]
Assets acquired	$ 2,623,625	$ 2,623,625
Liabilities assumed		(46,219)
Net assets acquired		25,777,406
Sequence [Member]
Assets acquired	707,750
Net assets acquired		707,750
Cash | Front Door [Member]
Assets acquired		5,500
Merchant relationships | Sequence [Member]
Assets acquired		181,000
Accounts Receivable | Front Door [Member]
Assets acquired		27,467
Customer contracts [Member] | Front Door [Member]
Assets acquired		813,000
Customer relationships [Member] | Front Door [Member]
Assets acquired		22,000
Developed technology | Front Door [Member]
Assets acquired		96,000
Developed technology | Sequence [Member]
Assets acquired		71,000
Non-compete [Member] | Front Door [Member]
Assets acquired		124,000
Goodwill | Front Door [Member]
Assets acquired		1,535,658
Goodwill | Sequence [Member]
Assets acquired		379,750
Trade name [Member] | Sequence [Member]
Assets acquired		$ 76,000